Debt (Institutional Secured Term Loans Narrative) (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014 item	Apr. 05, 2013	Dec. 31, 2011 item	Feb. 23, 2012	Dec. 31, 2013	Mar. 06, 2014	Mar. 30, 2011
Debt Instrument [Line Items]
Debt	$ 30,402,392,000				$ 6,236,892,000
Hyperion Facility [Member]
Debt Instrument [Line Items]
Face amount						1,500,000,000
Required loan-to-value ratio	65.70%
Number of aircraft designated as collateral	84
Debt Instrument, Collateral Amount	2,280,000,000
Hyperion Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.75%
Hyperion Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	2.75%
Interest rate floor	0.75%
Vancouver Facility [Member]
Debt Instrument [Line Items]
Face amount				900,000,000
Prepayment of debt		150,000,000
Required loan-to-value ratio	61.20%		54.00%
Debt	750,000,000
Number of aircraft designated as collateral	56		62
Debt Instrument, Collateral Amount	1,230,000,000		1,660,000,000
Vancouver Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.75%			3.00%
Vancouver Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	2.75%			4.00%
Interest rate floor	0.75%			1.00%
Temescal Facility [Member]
Debt Instrument [Line Items]
Required loan-to-value ratio	65.00%
Number of aircraft designated as collateral	54
Debt Instrument, Collateral Amount	2,400,000,000
Initial maximum borrowing capacity							1,300,000,000
Maximum amount of credit facility	1,500,000,000
Line of Credit Facility, Amount Outstanding	$ 1,100,000,000
Temescal Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.75%
Temescal Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	2.75%
Maximum [Member] | Hyperion Facility [Member]
Debt Instrument [Line Items]
Required loan-to-value ratio	70.00%
Maximum [Member] | Vancouver Facility [Member]
Debt Instrument [Line Items]
Required loan-to-value ratio	63.00%